Unaudited Interim Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2017	Dec. 31, 2016
Preferred stock, shares authorized (in shares)	20,000,000	20,000,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	1,000,000,000	1,000,000,000
Common stock, shares issued (in shares)	8,640,174	18,964
Common stock, shares outstanding (in shares)	8,640,174	18,964
Series B Preferred Stock [Member]
Preferred stock, shares issued (in shares)	446	2,106
Preferred stock, shares outstanding (in shares)	446	2,106
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Series D Preferred Stock [Member]
Preferred stock, shares issued (in shares)	100,000	0
Preferred stock, shares outstanding (in shares)	100,000	0
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01